Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

32.	Subsequent events
On February 21, 2023, a share buyback of up to €1.5 billion was approved, to be executed by end of 2023 in the open market.
The Company has evaluated subsequent events through February 24, 2023, which is the date the financial statements were authorized for issuance.